DEBT - Bank borrowings (Details) € in Millions, $ in Millions		1 Months Ended			12 Months Ended
	Feb. 28, 2018 EUR (€)	Feb. 28, 2018 EUR (€) shares	Nov. 30, 2017 USD ($)	May 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Term facility
Debt
Maximum borrowing amount				$ 250
Line of credit draw down amount						$ 250
Repayment of line of credit facility					$ 0	$ 0
Weighted average interest rate (as a percent)					3.93%	3.04%
Revolving bank credit facility
Debt
Term of debt instrument				35 months
Maximum borrowing amount				$ 250
Line of credit draw down amount				$ 250	$ 370
Repayment of line of credit facility			$ 250		$ 120
Revolving bank credit facility | Libor
Debt
Percentage points added to the reference rate				1.75%
Three-year term facility
Debt
Maximum borrowing amount | €	€ 260	€ 260
Period to obtain loan amount	30 days
Shares pledged | shares		13,092,112
Weighted average interest rate (as a percent)					1.70%
Three-year term facility | EURIBOR
Debt
Term of debt instrument		3 years
Percentage points added to the reference rate	1.70%